Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [line items]
Summary of provisions

	At March 31,
	2026	2025	2024
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	201.6	194.6	184.1
Provision for pension obligation (b)	—	—	—
	201.6	194.6	184.1

Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Schedule of reconciliation of provisions

	At March 31,
	2026	2025	2024
(a) Provision for aircraft maintenance on leased aircraft	€M	€M	€M
At beginning of year	194.6	184.1	169.8
Increase in provision during the year	7.0	18.5	27.5
Utilization of provision upon the hand-back of aircraft	—	(8.0)	(13.2)
At end of year	201.6	194.6	184.1

Schedule of expected timing of outflows of economic benefits from provisions

	Carrying
	Value	2027	2028	2029	2030	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2026
Provision for leased aircraft maintenance	201.6	60.3	34.8	65.8	—	40.7

	Carrying
	Value	2026	2027	2028	2029	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2025
Provision for leased aircraft maintenance	194.6	53.5	14.5	42.2	50.9	33.5

	Carrying
	Value	2025	2026	2027	2028	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2024
Provision for leased aircraft maintenance	184.1	46.0	17.4	3.8	35.1	81.8

Provision for pension obligation
Disclosure of other provisions [line items]
Schedule of reconciliation of provisions

	At March 31,
	2026	2025	2024
(b) Provision for pension obligation	€M	€M	€M
At beginning of year	—	—	4.5
Movement during the year	—	—	(4.5)
At end of year	—	—	—